Loans and Leases - Schedule of Carrying Amount of Loans Acquired (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Mar. 23, 2018	Dec. 31, 2017	Jul. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable
Expected losses and foregone interest	$ (155,401)		$ (154,099)		$ (155,960)
Loans acquired with no evidence of deteriorated credit quality	3,143		14,953
Related allowance	(16,342)		$ (17,352)		$ (24,293)
Sabadell United
Accounts, Notes, Loans and Financing Receivable
Loans acquired	4,000,000			$ 4,030,777
Covered loans acquired	158,600
Gibraltar Private Bank & Trust Company
Accounts, Notes, Loans and Financing Receivable
Loans acquired		$ 1,447,475
Contractually required principal and interest at acquisition	1,593,408
Expected losses and foregone interest	(25,029)
Cash flows expected to be collected at acquisition	1,568,379
Loans acquired with no evidence of deteriorated credit quality	1,426,756
Impaired Financing Receivable, with Related Allowance, Recorded Investment	29,929
Related allowance	(3,636)
Impaired Financing Receivable, Expected Cash Flow	26,293
Accretable yield	5,574
Loans acquired with deteriorated credit quality	$ 20,719